NOTES RECEIVABLE (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
NOTES RECEIVABLE
Notes receivable	$ 1,192,472	¥ 7,789,997	¥ 4,180,885